Ordinary shares, share premium, and other equity - Narrative (Details) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£) redemption issuance £ / shares shares	Dec. 31, 2021 GBP (£) issuance redemption shares	May 04, 2022 £ / shares shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£)
Repurchase of shares		£ 1,508	£ 1,200
Equity		£ 69,260	£ 70,041		£ 66,882	£ 65,660
Ordinary shares
Number of shares outstanding (in shares) | shares		15,871	16,752		17,359
Par value per share (in GBP per share) | £ / shares		£ 0.25		£ 0.25
Shares authorized for repurchase (in shares) | shares				1,676
Repurchase of shares (in shares) | shares		931	644
Ordinary share capital | Ordinary shares
Repurchase of shares		£ 233	£ 161
Equity		3,968	4,188		£ 4,340
AT1 securities issuance		0	0
Reduction of issued capital		0	0
Other equity instruments
Repurchase of shares		0	0
Equity	[1]	13,284	12,259		£ 11,172	£ 10,871
AT1 securities issuance		3,158	1,078
Reduction of issued capital		£ 2,126	£ 0
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Number of convertible instruments issued | issuance		3	1
AT1 securities issuance		£ 3,158	£ 1,078
Issuance costs		£ 9	£ 4
Number of convertible instruments redeemed | redemption		2	0
Notional contract amount		£ 2,126

[1]	For further details refer to Note 28.